Note 7 - Investment in Joint Venture (Details Textual) - BRL (R$)	1 Months Ended			12 Months Ended
	Dec. 31, 2022	May 31, 2019	Sep. 30, 2018	Nov. 30, 2020	Nov. 30, 2019
Octa Mineração Ltda [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture, counterparty				15.95%	15.95%
Boa Vista Gold Inc. [member]
Statement Line Items [Line Items]
Proportion of ownership interest in joint venture				84.05%	84.05%
Payments to counterparty		R$ 400,000	R$ 3,620,000
Boa Vista Gold Inc. [member] | Mineral rights agreement [member]
Statement Line Items [Line Items]
Payments to counterparty	R$ 3,220,000
Boa Vista Gold Inc. [member] | D'Gold [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage				1.50%
Boa Vista Gold Inc. [member] | Majestic [member]
Statement Line Items [Line Items]
Net smelter return royalty, percenetage				1.50%